CONCENTRATION AND RISKS	12 Months Ended
Dec. 31, 2025
CONCENTRATION AND RISKS
CONCENTRATION AND RISKS

3.CONCENTRATION AND RISKS

(a)Foreign currency exchange rate risk

The Group’s operating transactions are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only through authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in the PRC must be processed through PBOC or other PRC foreign exchange regulatory bodies which require certain supporting documents in order to effect the remittances. As of December 31, 2024 and 2025, the Group’s cash and cash equivalents, restricted cash and time deposits denominated in RMB were RMB4,708.8 million and RMB6,492.9 million, respectively, accounting for 96.7% and 82.3% of the Group’s total cash and cash equivalents, restricted cash and time deposits.

(b)Concentration of credit risk

The Group’s credit risk arises from cash and cash equivalents, restricted cash, time deposits, short-term investments, other receivables included in prepayments and other current assets, accounts receivable and amounts due from related parties. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk. As of December 31, 2024 and 2025, the majority of the Group’s cash and cash equivalents, restricted cash and time deposits were held by major financial institutions located in the PRC, which the management believes are of high credit quality. Accounts receivable are typically unsecured and are mainly derived from the ordinary course of business in the PRC and overseas. The risk with respect to these financial instruments is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring processes of outstanding balances.

(c)Concentration of customers and suppliers

There were no customer accounted for greater than 10% of the Group’s total revenues for the years ended December 31, 2023, 2024 and 2025. There was no customer and one customer with a receivable balance exceeding 10% of the total accounts receivable balance as of December 31, 2024 and 2025, respectively.

	As of December 31,
	2024	2025
Accounts receivable, net
Customer A	*	14%

There was one, two and one suppliers providing raw materials and packaging who exceeded 10% of total purchases for the years ended December 31, 2023, 2024 and 2025, respectively.

	For the Years Ended December 31,
	2023	2024	2025
Supplier A	13%	11%	*
Supplier B	*	14%	13%
*	The percentage is less than 10%